Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property And Equipment Tables Abstract
Schedule of property and equipment
	Computer equipment	Furniture and fixtures	Leasehold improvements	Total
Cost
Balance at December 31, 2016	2,067	1,585	2,592	6,244
Additions	271	30	65	366
Disposals	(1)	(115)	(148)	(264)
Balance at December 31, 2017	2,337	1,500	2,509	6,346
Additions	3,814	2	-	3,816
Impairment	(1,105)	-	-	(1,105)
Balance at December 31, 2018	5,046	1,502	2,509	9,057

Accumulated depreciation
Balance at December 31, 2016	1,031	612	679	2,322
Additions	357	168	457	982
Disposals	(1)	(32)	(131)	(164)
Balance at December 31, 2017	1,387	748	1,005	3,140
Additions	2,285	151	465	2,901
Balance at December 31, 2018	3,672	899	1,470	6,041

Net book value
At December 31, 2017	950	752	1,504	3,206
At December 31, 2018	1,374	603	1,039	3,016